22. LOANS, FINANCING AND DEBENTURES (Detaills 4) - United States of America, Dollars	Dec. 31, 2020	Dec. 31, 2019
IPCA [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	28.93%	4.02%
Accumulated change	4.52%	4.31%
CDI [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	2.77%	5.97%
TJLP [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	(18.31%)	(20.20%)